Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment

	Buildings, office and electrical equipment, motor vehicles	Leasehold improvements	Development in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2019
Cost	541,279	660,360	937	1,202,576
Accumulated depreciation	(213,981)	(365,688)	—	(579,669)

Net book amount	327,298	294,672	937	622,907

Year ended December 31, 2019
Opening net book amount	327,298	294,672	937	622,907
Additions	81,615	99,712	—	181,327
Transfers	—	937	(937)	—
Disposals	(10,731)	—	—	(10,731)
Depreciation charge	(101,217)	(175,049)	—	(276,266)

Closing net book amount	296,965	220,272	—	517,237

As of December 31, 2019
Cost	590,724	761,009	—	1,351,733
Accumulated depreciation	(293,759)	(540,737)	—	(834,496)

Net book amount	296,965	220,272	—	517,237

	Buildings, office and electrical equipment, motor vehicles	Leasehold improvements	Development in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2020
Cost	590,724	761,009	—	1,351,733
Accumulated depreciation	(293,759)	(540,737)	—	(834,496)

Net book amount	296,965	220,272	—	517,237

Year ended December 31, 2020
Opening net book amount	296,965	220,272	—	517,237
Additions	61,403	86,892	—	148,295
Disposals	(14,463)	(164)	—	(14,627)
Depreciation charge	(96,797)	(130,065)	—	(226,862)

Closing net book amount	247,108	176,935	—	424,043

As of December 31, 2020
Cost	601,764	804,164	—	1,405,928
Accumulated depreciation	(354,656)	(627,229)	—	(981,885)

Net book amount	247,108	176,935	—	424,043

	Buildings, office and electrical equipment, motor vehicles	Leasehold improvements	Development in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2021
Cost	601,764	804,164	—	1,405,928
Accumulated depreciation	(354,656)	(627,229)	—	(981,885)

Net book amount	247,108	176,935	—	424,043

Year ended December 31, 2021
Opening net book amount	247,108	176,935	—	424,043
Additions	65,971	90,645	—	156,616
Disposals	(6,676)	(391)	—	(7,067)
Depreciation charge	(92,464)	(101,047)	—	(193,511)

Closing net book amount	213,939	166,142	—	380,081

As of December 31, 2021
Cost	626,583	849,946	—	1,476,529
Accumulated depreciation	(412,644)	(683,804)	—	(1,096,448)

Net book amount	213,939	166,142	—	380,081